Long-Term Debt (Details Of Long-Term Debt, Weighted Average Interest Rates And Due Dates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 959.8	$ 944.9
Less current maturities	3.6	3.4
Noncurrent portion of long-term debt	956.2	941.5
Term notes
Debt Instrument [Line Items]
Long-term debt	$ 745.3	$ 744.4
Year-end Interest Rate	(3.80%)	(3.80%)
Due Date Through	2024	2024
Industrial development bonds, principally variable interest rates
Debt Instrument [Line Items]
Long-term debt	$ 12.5	$ 14.8
Year-end Interest Rate	(0.90%)	(0.30%)
Due Date Through	2030	2030
Commercial paper
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	1.00%	0.50%
Long-term debt	$ 195.9	$ 181.5
Year-end Interest Rate	(100.00%)	(100.00%)
Due Date Through	2021	2019
Capitalized leases (primarily machinery, vehicle and office equipment)
Debt Instrument [Line Items]
Long-term debt	$ 5.7	$ 4.2
Capitalized leases (primarily machinery, vehicle and office equipment)
Debt Instrument [Line Items]
Long-term debt	$ 0.4	$ 0.0
Net Commercial Paper Activity [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	0.80%	0.50%